1933 Act File No. 33-20673
1940 Act File No. 811-5514

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 21, 2011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                                                                [X]

Post-Effective Amendment No. 97                                                                                                                                                                                                     [X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 98                                                                                                                                                                                                                               [X]

(Check appropriate box or boxes)

MTB GROUP OF FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

100 EAST PRATT STREET, 17TH FLOOR
BALTIMORE, MARYLAND 21202
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

1-800-836-2211
Registrant's Telephone Number, including Area Code

MICHAEL D. DANIELS	Send Copies of Communications to:
MTB GROUP OF FUNDS	ALISON M. FULLER, ESQ.
100 EAST PRATT STREET, 17TH FLOOR	STRADLEY RONON STEVENS & YOUNG, LLP
BALTIMORE, MARYLAND 21202	1250 CONNECTICUT AVENUE, N.W., SUITE 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, DC 20036

It is proposed that this filing will become effective: (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on December 30, 2011 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on [date] pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[X] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) No. 97, Amendment No. 98 to Registrant's Registration Statement on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Registrant’s PEA No. 91, Amendment No. 92, which was filed with the Securities and Exchange Commission on September 15, 2011.  This Amendment is being filed for the purposes of delaying the effectiveness of Post-Effective Amendment No. 91, Amendment No. 92 until December 30, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, has duly caused this Post-Effective Amendment No. 97, Amendment No. 98 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 21st day of December 2011.

MTB GROUP OF FUNDS

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth, Secretary
December 21, 2011

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth SECRETARY	Attorney-in-Fact For the Persons Listed Below	December 21, 2011

NAME	TITLE

Joseph J. Castiglia*	Chairman of the Board and Trustee

Richard J. Berthy* (Principal Executive Officer)	Chief Executive Officer

Timothy L. Brenner*	President

Guy Nordahl* (Principal Financial Officer)	Treasurer

William H. Cowie, Jr.*	Trustee

John S. Cramer*	Trustee

Kenneth G. Thompson*	Trustee

Daniel R. Gernatt, Jr.*	Trustee

Richard B. Seidel*	Trustee

Dr. Marguerite D. Hambleton*	Trustee

Jeffrey Durkee*	Trustee
*	By Power of Attorney